Recapitalization	3 Months Ended
Mar. 31, 2023
Recapitalization
Recapitalization
3.	Recapitalization

As discussed in Note 1, Organization and Description of Business, on the Closing Date, JATT completed the acquisition of Legacy Zura and acquired 100% of Legacy Zura’s shares and Legacy Zura received proceeds of $56.7 million which includes proceeds from issuance of Class A Ordinary Shares upon the consummation of the Business Combination, including the Redemption Backstop shares (as defined below), proceeds from the PIPE investment (as defined below), and proceeds from the Forward Purchase Agreement (as defined below). The Company recorded $4.0 million of transaction costs, which consisted of legal, accounting, and other professional services directly related to the Business Combination. These costs were included in additional paid-in capital on the Company’s condensed consolidated balance sheet. On the Closing Date, each holder of Legacy Zura’s ordinary shares received approximately 108.083 shares of the Company’s Class A Ordinary Shares, par value $0.0001 per share. See Note 7 for additional details of the Company’s shareholders’ equity (deficit) prior to and subsequent to the Business Combination.

All equity awards of Legacy Zura were assumed by the Company and converted into comparable equity awards that are settled or exercisable for shares of the Company’s Class A Ordinary Shares. As a result, each outstanding share option was converted into an option exercisable for the Company’s Class A Ordinary Shares based on an exchange ratio of approximately 108.083 and each outstanding restricted share unit was converted into restricted units of the Company that, upon vesting, will be settled for the Company’s Class A Ordinary Shares based on an exchange ratio of approximately 108.083.

Each public and private placement warrant of JATT that was unexercised at the time of the Business Combination was assumed by the Company and represents the right to purchase one Class A Ordinary Share upon exercise of such warrant. Refer to Note 2 and Note 8 for further details.

The Business Combination was accounted for as a reverse recapitalization with Legacy Zura as the accounting acquirer and JATT as the acquired company for accounting purposes. Legacy Zura was determined to be the accounting acquirer since Legacy Zura’s shareholders as a group prior to the Business Combination held the majority voting interest in the combined entity, Legacy Zura’s shareholders appointed 4 out of the 7 directors of the combined Board of Directors, Legacy Zura’s management holds certain key positions in the management of the combined entity, and Legacy Zura is the largest of the combining entities based on historical operating activity and comprises all of the ongoing operations. Accordingly, all historical financial information presented in these condensed consolidated financial statements represents the accounts of Legacy Zura. Net assets were stated at historical cost consistent with the treatment of the transaction as a reverse recapitalization of Legacy Zura. The Company’s convertible preferred shares and Class A Ordinary Shares prior to the closing of the Business Combination (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 108.083 established in the Business Combination Agreement.

The number of Class A Ordinary Shares issued and outstanding immediately following the Business Combination on March 20, 2023 was:

	Shares	%
JATT Public shareholders	182,498	0.7%
Zura shares issued – Lilly license	550,000	2.0%
Redemption Backstop	1,301,633	4.8%
Redemption Backstop Consideration	2,500,000	9.2%
JATT Founders	3,450,000	12.8%
PIPE Investment	2,009,950	7.4%
Forward Purchase Agreement	3,000,000	11.1%
Legacy Zura Equityholders	14,058,074	52.0%
Total shares outstanding	27,052,155	100.0%

PIPE Investment

Concurrently with the execution of the Business Combination Agreement, JATT entered into subscription agreements with certain “accredited investors” (as defined by Rule 501 of Regulation D) (the “PIPE Investors”) on June 16, 2022, as amended on November 25, 2022, (the “Ewon PIPE Subscription Agreement”) and March 13, 2023 (the “Eugene PIPE Subscription Agreement”), pursuant to which the PIPE Investors collectively subscribed for and agreed to purchase an aggregate of 2,009,950 JATT Class A Ordinary Shares at a purchase price of $10.00 per share for $20,099,500.

Forward Purchase Agreement and Redemption Backstop

On January 27, 2022, JATT entered into an Amended Forward Purchase Agreement (the “Forward Purchase Agreement”) with two institutional investors (the “FPA Investors”) providing that at the Closing of the Business Combination: (i) the purchasers will purchase an aggregate of 3,000,000 Class A Ordinary Shares at $10 per share for $30,000,000; and (ii) the purchase of, in a binding redemption backstop (the “Redemption Backstop”), up to an additional $15 million of Class A Ordinary Shares in the event that public Class A Ordinary Share redemptions are greater than 90% in connection with the Business Combination (the “Excess Redemptions”). On the Closing Date, FPA Investors purchased 1,301,633 JATT Class A Ordinary Shares at $10 per share for $13,016,330. In addition, the FPA Investors were issued an additional 2,500,000 Class A Ordinary Shares (“Redemption Backstop Consideration”) for no additional consideration.